Right of use assets and lease liabilities - Summary of carrying amounts of the Company's right of use assets and lease and the movements during the years (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 26,228		$ 26,454
Additions	63,336		449
Reestimation	1,436		9,554
Depreciation	(29,975)	[1]	(10,229)	[2]
Interest expense	(2,894)		(1,925)		$ (1,079)
Ending balance	61,025		26,228		26,454
Lease liabilities [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	29,194		27,074
Additions	68,499		449
Reestimation	(1,675)		(9,554)
Payments	36,780		11,494
Interest expense	(7,880)	[3]	(3,611)	[4]
Ending balance	70,468		29,194		27,074
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	986		1,211
Reestimation	(14)		348
Depreciation	(584)	[1]	(573)	[2]
Ending balance	388		986		1,211
Facilities and machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	25,242		25,243
Additions	63,336		449
Reestimation	1,450		9,206
Depreciation	(29,391)	[1]	(9,656)	[2]
Ending balance	$ 60,637		$ 25,242		$ 25,243

[1]	Including the depreciation of drilling services capitalized as “Works in progress” for 22,400.
[2]	Including the depreciation of drilling services capitalized as “Works in progress” for 1,827.
[3]	Including drilling agreements capitalized as “Works in progress” for 4,986.
[4]	Including drilling agreements capitalized as “Works in progress” for 1,686.